RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) - shares	Jun. 30, 2022	Mar. 31, 2022
As Reported
warrants Issued	10,600,000	10,600,000
As Restated
warrants Issued	19,350,000	19,350,000
Additional Warrants Related to Down Round [Member]
warrants Issued	8,750,000	8,750,000